Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables.
Schedule of trade and other payables

	At December 31,
(in thousands of $)	2021	2020	2019
Trade payables	$208,850	$206,325	$65,639
Short‑term employee benefits	83,737	68,867	30,188
Other	828	—	—
Total trade and other payables	$293,415	$275,192	$95,827